Document and Entity Information	Dec. 08, 2025
Cover [Abstract]
Entity Registrant Name	Paramount Skydance Corp
Amendment Flag	false
Entity Central Index Key	0002041610
Document Type	8-K
Document Period End Date	Dec. 08, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-42791
Entity Tax Identification Number	99-3917985
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	258-6000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	true
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class B Common Stock, $0.001 par value
Trading Symbol	PSKY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false